Impairments - Reconciliations (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount
Changes in loss allowance
Loans and off balance at beginning of period	kr 264,686	kr 272,760
Increase due to origination and acquisition	79,558	38,365
Transfer to stage 1	(3)	2,490
Transfer to stage 2	(471)	5,431
Transfer to stage 3	(10)	466
Decrease due to derecognition	(66,699)	(54,826)
Loans and off balance at end of period	277,061	264,686
Effect on opening balance after implementation of IFRS 9		(18)
Gross carrying amount | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	202,583	209,232
Increase due to origination and acquisition	73,812	37,594
Transfer to stage 1	13	2,490
Transfer to stage 2	(6,752)
Transfer to stage 3	(97)
Decrease due to derecognition	(55,444)	(46,733)
Loans and off balance at end of period	214,115	202,583
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	60,678	62,286
Increase due to origination and acquisition	5,633	768
Transfer to stage 1	(16)
Transfer to stage 2	6,281	5,431
Transfer to stage 3	(199)
Decrease due to derecognition	(10,758)	(7,807)
Loans and off balance at end of period	61,619	60,678
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	1,425	1,242
Increase due to origination and acquisition	113	3
Transfer to stage 3	286	466
Decrease due to derecognition	(497)	(286)
Loans and off balance at end of period	1,327	1,425
Accumulated impairment
Changes in loss allowance
Loans and off balance at beginning of period	(139)	(137)
Increase due to origination and acquisition	(23)	(15)
Net remeasurement of loss allowance	10	7
Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	(22)	0
Decrease due to derecognition	10	15
Decrease in allowance account due to write-offs	40
Exchange-rate differences	(4)	(9)
Loans and off balance at end of period	(128)	(139)
Effect on opening balance after implementation of IFRS 9		18
Accumulated impairment | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	(34)	(38)
Increase due to origination and acquisition	(22)	(12)
Net remeasurement of loss allowance	(4)	12
Transfer to stage 1	0	0
Transfer to stage 2	0	1
Transfer to stage 3	0	0
Decrease due to derecognition	6	5
Exchange-rate differences	0	(2)
Loans and off balance at end of period	(54)	(34)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(21)	(33)
Increase due to origination and acquisition	(1)	(2)
Net remeasurement of loss allowance	7	9
Transfer to stage 1	0	0
Transfer to stage 2	0	(1)
Transfer to stage 3	2	(2)
Decrease due to derecognition	4	10
Exchange-rate differences	(1)	(2)
Loans and off balance at end of period	(10)	(21)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(84)	(66)
Increase due to origination and acquisition	0	(1)
Net remeasurement of loss allowance	7	(14)
Transfer to stage 3	(24)	2
Decrease due to derecognition		0
Decrease in allowance account due to write-offs	40
Exchange-rate differences	(3)	(5)
Loans and off balance at end of period	kr (64)	kr (84)